United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Money Market Obligations Trust
___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  03/31/2012

Date of Reporting Period:  Quarter ended 06/30/2011

Item 1.                      Schedule of Investments

Tax-Free Money Market Fund

Portfolio of Investments

June 30, 2011 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 100.4%[1]
		Alabama – 0.7%
$24,600,000		Huntsville, AL Randolph School Educational Building Authority, (Series 2008) Weekly VRDNs (Randolph School)/(Compass Bank, Birmingham LOC), 0.390%, 7/7/2011	24,600,000
3,130,000		Taylor-Ryan Improvement District No. 2, AL, (Series 2005) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 0.090%, 7/7/2011	3,130,000
		TOTAL	27,730,000
		Alaska – 1.8%
8,405,000	[2,3]	Alaska State Housing Finance Corp., SPEARs (Series DB-507) Weekly VRDNs (Deutsche Bank AG LIQ), 0.080%, 7/7/2011	8,405,000
42,600,000		Valdez, AK Marine Terminal, (Series 1994C) Weekly VRDNs (Phillips Transportation Alaska, Inc.)/(GTD by ConocoPhillips), 0.250%, 7/6/2011	42,600,000
17,500,000		Valdez, AK Marine Terminal, (Series 2002) Weekly VRDNs (Phillips Transportation Alaska, Inc.)/(GTD by ConocoPhillips), 0.100%, 7/6/2011	17,500,000
		TOTAL	68,505,000
		Arizona – 0.9%
6,120,000		Ak-Chin Indian Community, AZ, (Series 2008) Weekly VRDNs (Bank of America N.A. LOC), 0.110%, 7/7/2011	6,120,000
450,000		Arizona Health Facilities Authority, (Series 2000) Weekly VRDNs (University Physicians, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.240%, 7/7/2011	450,000
6,200,000	[2,3]	Blackrock MuniYield Arizona Fund, Inc., (373 Series W-7 VRDP Shares), 0.290%, 7/7/2011	6,200,000
14,000,000	[2,3]	Mesa, AZ Utility System, Clipper Floater Certificates (Series 2009-33) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.090%, 7/7/2011	14,000,000
5,880,000		Yavapai County, AZ IDA Hospital Facilities, (Series 2008B) Weekly VRDNs (Northern Arizona Healthcare System, Inc.)/(Banco Bilbao Vizcaya Argentaria SA LOC), 0.400%, 7/7/2011	5,880,000
		TOTAL	32,650,000
		Arkansas – 0.2%
8,000,000		Fort Smith, AR Tax Exempt Recovery Zone Facility, (Series 2010) Weekly VRDNs (Mitsubishi Power Systems Americas)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.130%, 7/7/2011	8,000,000
		California – 11.1%
7,685,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2005) Weekly VRDNs (Air Force Village West, Inc.)/(KBC Bank N.V. LOC), 0.120%, 7/7/2011	7,685,000
13,365,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2008) Weekly VRDNs (NorthBay Healthcare Group)/(JPMorgan Chase Bank, N.A. LOC), 0.100%, 7/7/2011	13,365,000
9,000,000		California Enterprise Development Authority, (Series 2010) (Frank-Lin Distillers Products, Ltd. project) Weekly VRDNs (The LBM Partnership, LP)/(Wells Fargo Bank, N.A. LOC), 0.130%, 7/7/2011	9,000,000
12,200,000		California Enterprise Development Authority, (Series 2010: Recovery Zone Facility) Weekly VRDNs (Regional Properties, Inc.)/(FHLB of San Francisco LOC), 0.130%, 7/7/2011	12,200,000
16,000,000		California Health Facilities Financing Authority, (Series 2006E), 0.35% CP (Kaiser Permanente), Mandatory Tender 3/8/2012	16,000,000
10,050,000		California PCFA, (Series 2009A) Weekly VRDNs (Garden City Sanitation, Inc.)/(Union Bank, N.A. LOC), 0.140%, 7/6/2011	10,050,000
20,000,000		California State, GO Tax Exempt Notes, 0.90% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Dexia Credit Local, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 7/1/2011	20,000,000
20,976,000		California State, GO Tax Exempt Notes, 1.25% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Dexia Credit Local, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 7/18/2011	20,976,000
29,000,000		California State, GO Tax Exempt Notes, 1.50% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Dexia Credit Local, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 7/7/2011	29,000,000
12,000,000		California State, GO Tax Exempt Notes, 1.50% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Dexia Credit Local, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 7/14/2011	12,000,000
9,450,000		California Statewide Communities Development Authority MFH, (2010 Series D: Lincoln Walk Apartments) Weekly VRDNs (Lincoln Walk Studios, LP)/(PNC Bank, N.A. LOC), 0.100%, 7/7/2011	9,450,000
19,350,000	[2,3]	California Statewide Communities Development Authority, P-FLOATs (Series MT-387) Weekly VRDNs (FHLMC LIQ)/(FHLMC LOC), 0.190%, 7/7/2011	19,350,000

Principal Amount			Value
$29,020,000	[2,3]	California Statewide Communities Development Authority, Stage Trust (Series 2010-16C), 0.38% TOBs (Southern California Edison Co.)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 9/22/2011	29,020,000
135,000		Corcoran Joint Powers Finance Authority, CA, (Series 2008) Weekly VRDNs (Corcoran, CA Water System)/(Union Bank, N.A. LOC), 0.080%, 7/7/2011	135,000
36,895,000	[2,3]	Golden State Tobacco Securitization Corp., CA, SPEARs (Series DBE-290) Weekly VRDNs (California State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.090%, 7/7/2011	36,895,000
10,000,000		Los Angeles County, CA, (Series A), 2.50% TRANs, 2/29/2012	10,143,800
20,000,000		Los Angeles County, CA, (Series B), 2.50% TRANs, 3/30/2012	20,321,800
10,000,000		Los Angeles County, CA, 2.50% TRANs, 6/29/2012	10,208,000
13,000,000	[2,3]	Los Angeles, CA CCD, ROCs (Series 11728) Weekly VRDNs (Citibank NA, New York LIQ), 0.090%, 7/7/2011	13,000,000
7,000,000		Los Angeles, CA, (2011 Series C), 2.50% TRANs, 4/30/2012	7,121,170
9,015,000	[2,3]	Manteca, CA USD, SPEARs (Series DBE-330) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.090%, 7/7/2011	9,015,000
26,000,000	[2,3]	Nuveen California Select Quality Municipal Fund, Inc., Weekly VRDPs (GTD by Citibank NA, New York), 0.290%, 7/7/2011	26,000,000
6,000,000		Oxnard, CA Financing Authority, (Series 2003B) Weekly VRDNs (Oxnard, CA)/(Union Bank, N.A. LOC), 0.080%, 7/7/2011	6,000,000
17,285,000	[2,3]	Palomar, CA CCD, Stage Trust (Series 2008-18C), 0.38% TOBs (Wells Fargo & Co. LIQ)/(Wells Fargo & Co. LOC), Optional Tender 7/28/2011	17,285,000
23,980,000	[2,3]	Rancho Santiago, CA CCD, SPEARs (Series DB-363) Weekly VRDNs (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 0.090%, 7/7/2011	23,980,000
7,805,000	[2,3]	San Bernardino, CA CCD, SPEARs (Series DBE-303) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.090%, 7/7/2011	7,805,000
15,000,000	[2,3]	San Diego, CA Housing Authority, P-FLOATs (Series PT-501) Weekly VRDNs (Mirada at La Jolla Colony Apartments)/(GTD by FHLMC)/(FHLMC LIQ), 0.120%, 7/7/2011	15,000,000
9,985,000	[2,3]	Santa Clara County, CA, Stage Trust (Series 2009-19C), 0.38% TOBs (Wells Fargo & Co. LIQ), Optional Tender 8/18/2011	9,985,000
6,560,000	2,3	William S. Hart, CA Union High School District, ROCs (Series 648WFZ), 0.380% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 9/15/2011	6,560,000
		TOTAL	427,550,770
		Colorado – 0.2%
1,430,000		Colorado Health Facilities Authority, (Series 1998D) Weekly VRDNs (North Metro Community Servies, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.200%, 7/7/2011	1,430,000
340,000		Colorado Health Facilities Authority, (Series 1998H) Weekly VRDNs (Community Partnership for Child Development)/(U.S. Bank, N.A. LOC), 0.500%, 7/7/2011	340,000
6,500,000		Denver, CO City & County Airport Authority, (Subseries 2008C2) Weekly VRDNs (Landesbank Baden-Wurttemberg LOC), 0.110%, 7/6/2011	6,500,000
		TOTAL	8,270,000
		Connecticut – 1.3%
12,600,000		Connecticut Development Authority, (Series 1999), 0.65% CP (New England Power Co.), Mandatory Tender 7/21/2011	12,600,000
2,000,000	[2,3]	Connecticut Health and Educational Facilities Authority, Austin Floater Certificates (Series 2008-1086) Weekly VRDNs (Yale University)/(Bank of America N.A. LIQ), 0.150%, 7/7/2011	2,000,000
1,200,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Central Connecticut Coast YMCA)/(RBS Citizens Bank N.A. LOC), 0.180%, 7/7/2011	1,200,000
1,000,000		Connecticut State HEFA, (Series A) Weekly VRDNs (The Whitby School)/(JPMorgan Chase Bank, N.A. LOC), 0.100%, 7/7/2011	1,000,000
1,640,000		Connecticut State HFA, (Series 2008) Weekly VRDNs (CIL Realty)/(HSBC Bank USA LOC), 0.070%, 7/7/2011	1,640,000
5,110,000		Connecticut State, (2001 Series A) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.150%, 7/7/2011	5,110,000
8,500,000		Hartford, CT, 2.00% BANs, 4/12/2012	8,591,029
13,376,000		Manchester, CT, 1.25% BANs, 7/1/2011	13,376,000
6,200,000		New Britain, CT, 2.00% BANs, 3/28/2012	6,259,244
		TOTAL	51,776,273
		District of Columbia – 0.7%
27,000,000		District of Columbia, (Series 2009A), 0.25% CP (National Academy of Sciences)/(Bank of America N.A. LOC), Mandatory Tender 10/4/2011	27,000,000
		Florida – 3.9%
1,000,000		Capital Trust Agency, FL, (Series 2008A) Weekly VRDNs (Atlantic Housing Foundation Properties)/(FNMA LOC), 0.090%, 7/7/2011	1,000,000
7,630,000	[2,3]	Clipper Tax-Exempt Trust (Florida Non-AMT) Series 2009-83 Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.090%, 7/7/2011	7,630,000

Principal Amount			Value
$4,350,000		Collier County, FL Educational Facilities Authority, (Series 2004) Weekly VRDNs (International College, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.250%, 7/1/2011	4,350,000
3,000,000		Florida HFA, (Series 1985-SS) Weekly VRDNs (Woodlands Apartments)/(Northern Trust Co., Chicago, IL LOC), 0.090%, 7/6/2011	3,000,000
10,000,000	[2,3]	Highlands County, FL Health Facilities Authority, Stage Trust (Series 2009-84C), 0.36% TOBs (Adventist Health System/ Sunbelt Obligated Group)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 11/17/2011	10,000,000
10,370,000	[2,3]	JEA, FL Water & Sewer System, Stage Trust (Series 2010-6C), 0.38% TOBs (Wells Fargo Bank, N.A. LIQ), Optional Tender 8/25/2011	10,370,000
3,800,000		Jacksonville, FL IDA, (Series 1996) Weekly VRDNs (Portion Pac, Inc.)/(GTD by H.J. Heinz Co.), 1.090%, 7/7/2011	3,800,000
13,390,000	[2,3]	Lakeland, FL Energy Systems, Stage Trust (Series 2010-24C), 0.38% TOBs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 10/20/2011	13,390,000
11,920,000		Miami, FL Health Facilities Authority, (Series 2005) Weekly VRDNs (Miami Jewish Home and Hospital for the Aged, Inc.)/(SunTrust Bank LOC), 0.550%, 7/6/2011	11,920,000
3,350,000		Orange County, FL IDA, (Series 2004) Weekly VRDNs (UCF Hospitality School Student Housing Foundation)/(SunTrust Bank LOC), 0.550%, 7/6/2011	3,350,000
14,990,000		Orange County, FL, Health Facilities Authority, (Series 2008) Weekly VRDNs (Lakeside Behavioral Healthcare, Inc.)/(SunTrust Bank LOC), 0.550%, 7/6/2011	14,990,000
13,450,000		Orlando, FL Utilities Commission, Utility System Revenue Refunding Bonds (Series 2011A), 0.200%, 7/7/2011	13,450,000
6,575,000		Pinellas County, FL Health Facility Authority, (Series 2004) Daily VRDNs (Bayfront Obligated Group)/(SunTrust Bank LOC), 0.270%, 7/1/2011	6,575,000
9,575,000		Southeast Volusia Hospital District, Revenue Bonds (Series 1995) Weekly VRDNs (Bert Fish Medical Center (FL))/(Bank of America N.A. LOC), 0.130%, 7/6/2011	9,575,000
6,300,000		St. Lucie County, FL PCRB, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 0.070%, 7/1/2011	6,300,000
7,765,000	[2,3]	St. Petersburg, FL HFA, Stage Trust (Series 2009-14C), 0.38% TOBs (All Children's Hospital)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 7/28/2011	7,765,000
20,795,000		UCF Health Facilities Corp., Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 0.250%, 7/1/2011	20,795,000
		TOTAL	148,260,000
		Georgia – 2.7%
20,000,000		Bartow County, GA Development Authority, (First Series 1997) Daily VRDNs (Georgia Power Co.), 0.100%, 7/1/2011	20,000,000
33,400,000		Burke County, GA Development Authority, (Second Series 1995) Daily VRDNs (Georgia Power Co.), 0.100%, 7/1/2011	33,400,000
10,125,000		Coweta County, GA Development Authority, (First Series 2006) Daily VRDNs (Georgia Power Co.), 0.130%, 7/1/2011	10,125,000
12,700,000		DeKalb County, GA MFH Authority, (Series 1995) Weekly VRDNs (Wood Crow Terrace Associates, LP)/(Wells Fargo Bank, N.A. LOC), 0.120%, 7/7/2011	12,700,000
8,200,000		DeKalb Private Hospital Authority, GA, (Series 2008) Weekly VRDNs (Children's Healthcare of Atlanta, Inc.)/(Landesbank Hessen-Thuringen LIQ), 0.090%, 7/6/2011	8,200,000
3,530,000		Georgia Ports Authority, (Series 2006) Weekly VRDNs (Garden City Terminal)/(Branch Banking & Trust Co. LOC), 0.120%, 7/6/2011	3,530,000
7,500,000		Monroe County, GA Development Authority, (First Series 2008) Daily VRDNs (Georgia Power Co.), 0.100%, 7/1/2011	7,500,000
7,000,000		Oglethorpe Power Corp. Scherer Project, (First Series 1995), 0.80% TOBs (Georgia Power Co.), Mandatory Tender 6/21/2012	7,000,000
880,000		Rome-Floyd County, GA Development Authority, (Series 2000) Weekly VRDNs (VTI of Georgia)/(Wells Fargo Bank, N.A. LOC), 0.230%, 7/7/2011	880,000
		TOTAL	103,335,000
		Illinois – 5.0%
4,795,000	[2,3]	Chicago, IL Board of Education, SPEARs (Series DB-338) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.090%, 7/7/2011	4,795,000
9,245,000		Chicago, IL MFH Revenue Weekly VRDNs (St. Luke Renaissance)/(Harris, N.A. LOC), 0.210%, 7/7/2011	9,245,000
6,980,000		Crestwood Village, IL, 135th and Cicero Redevelopment (Series 2004) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 1.500%, 7/7/2011	6,980,000
12,400,000		Illinois Development Finance Authority, (Series 1999) Weekly VRDNs (North Park University)/(JPMorgan Chase Bank, N.A. LOC), 0.090%, 7/6/2011	12,400,000
5,100,000		Illinois Development Finance Authority, Revenue Bonds (Series 2003) Weekly VRDNs (Waste Management, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.100%, 7/7/2011	5,100,000
23,100,000		Illinois Finance Authority, (Series 1999 C) Weekly VRDNs (Resurrection Health Care Corp.)/(Bank of America N.A. LOC), 0.090%, 7/7/2011	23,100,000
13,250,000		Illinois Finance Authority, (Series 2006) Weekly VRDNs (Lawrence Hall Youth Services)/(Fifth Third Bank, Cincinnati LOC), 0.250%, 7/1/2011	13,250,000
4,500,000		Illinois Finance Authority, (Series 2006) Weekly VRDNs (Saint Xavier University)/(Bank of America N.A. LOC), 0.090%, 7/7/2011	4,500,000

Principal Amount			Value
$29,880,000		Illinois Finance Authority, (Series 2008A) Weekly VRDNs (Delnor-Community Hospital)/(Fifth Third Bank, Cincinnati LOC), 0.360%, 7/7/2011	29,880,000
12,300,000		Illinois Finance Authority, (Series 2008C) Weekly VRDNs (Elmhurst Memorial Healthcare)/(RBS Citizens Bank N.A. LOC), 0.100%, 7/6/2011	12,300,000
19,570,000	[2,3]	Illinois Finance Authority, Stage Trust (Series 2008-27C), 0.38% TOBs (Children's Memorial Hospital)/(Wells Fargo & Co. LIQ)/(Wells Fargo & Co. LOC), Optional Tender 9/29/2011	19,570,000
22,775,000		Illinois Health Facilities Authority, (Series 2003A) Weekly VRDNs (Hospital Sisters Services, Inc.)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.130%, 7/7/2011	22,775,000
4,500,000		Illinois Housing Development Authority, Homeowner Mortgage Revenue Bonds (Series 2004 C-3) Weekly VRDNs (FHLB of Chicago LIQ), 0.100%, 7/6/2011	4,500,000
10,000,000		Illinois State Toll Highway Authority, (2007 Series A-2a) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.110%, 7/7/2011	10,000,000
13,755,000	[2,3]	Metropolitan Pier & Exposition Authority, IL, Austin Floater Certificates (Series 2008-3007X) Weekly VRDNs (Bank of America N.A. LIQ), 0.180%, 7/7/2011	13,755,000
465,000		Upper Illinois River Valley Development Authority, (Series 2001) Weekly VRDNs (Tri-Con Materials, Inc.)/(Citibank NA, New York LOC), 1.030%, 7/7/2011	465,000
		TOTAL	192,615,000
		Indiana – 2.5%
10,495,000		Angola, IN Educational Facilities, (Series 2006) Weekly VRDNs (Tri-State University, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.250%, 7/1/2011	10,495,000
11,000,000		Bartholomew Consolidated School Corp., IN, 2.15% TANs, 12/30/2011	11,062,453
8,850,000		Bluffton, IN EDRB, (Series 2002) Weekly VRDNs (Kroger Co.)/(Bank of Nova Scotia, Toronto LOC), 0.160%, 7/7/2011	8,850,000
9,500,000		Crawfordsville, IN EDA, (Series 2002) Weekly VRDNs (Kroger Co.)/(Bank of Nova Scotia, Toronto LOC), 0.160%, 7/7/2011	9,500,000
690,000		Hamilton County, IN, EDRB (Series 1995) Weekly VRDNs (Fabcon LLC Project)/(Bank of America N.A. LOC), 0.800%, 7/7/2011	690,000
4,400,000		Indiana Health Facility Financing Authority, (Series 2005C) Weekly VRDNs (Community Hospitals of Indiana, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.240%, 7/7/2011	4,400,000
3,250,000		Indiana State Finance Authority (Environmental Improvement Bonds), (Series 2006) Weekly VRDNs (Mittal Steel USA, Inc.)/(Banco Bilbao Vizcaya Argentaria SA LOC), 0.350%, 7/6/2011	3,250,000
17,060,000	[2,3]	Indianapolis, IN Local Public Improvement Bond Bank, ROCs (Series 11895X) Waterworks Project Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Citibank NA, New York LIQ), 0.240%, 7/7/2011	17,060,000
7,330,000		Indianapolis, IN MFH, (Series 2004A) Weekly VRDNs (Nora Commons LP)/(Bank of America N.A. LOC), 0.110%, 7/7/2011	7,330,000
19,310,000		Lawrence, IN Economic Development Revenue Board, (Series 2002) Weekly VRDNs (Westminster Village North, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.240%, 7/7/2011	19,310,000
3,580,000		Winona Lake, IN EDRB, (Series 1999) Weekly VRDNs (Grace College)/(Key Bank, N.A. LOC), 0.320%, 7/7/2011	3,580,000
		TOTAL	95,527,453
		Iowa – 1.1%
270,000		Iowa Finance Authority, (Series 1998) Weekly VRDNs (Schumacher Elevator)/(Wells Fargo Bank, N.A. LOC), 0.280%, 7/7/2011	270,000
27,685,000		Iowa Finance Authority, (Series 2006A) Weekly VRDNs (Pointe at Cedar Rapids LLC)/(FHLB of Chicago LOC), 0.120%, 7/7/2011	27,685,000
15,000,000		Iowa Finance Authority, Midwestern Disaster Area Economic Development (Series 2011A) Weekly VRDNs (Cargill, Inc.), 0.130%, 7/7/2011	15,000,000
500,000		Iowa Higher Education Loan Authority, (Series 2008) Weekly VRDNs (Grinnell College)/(Northern Trust Co., Chicago, IL LIQ), 0.080%, 7/7/2011	500,000
		TOTAL	43,455,000
		Kansas – 0.3%
10,000,000		Wichita, KS, 0.50% BANs, 2/9/2012	10,001,127
		Kentucky – 1.8%
9,860,000		Carroll County, KY, (Series 2001) Weekly VRDNs (North American Stainless, LP)/(Fifth Third Bank, Cincinnati LOC), 0.290%, 7/1/2011	9,860,000
25,070,000		Georgetown, KY, (Series 2006) Weekly VRDNs (Georgetown College)/(Fifth Third Bank, Cincinnati LOC), 0.250%, 7/1/2011	25,070,000
1,940,000		Henderson County, KY, (Series 1996) Weekly VRDNs (Audubon Metals LLC)/(Fifth Third Bank, Cincinnati LOC), 0.540%, 7/7/2011	1,940,000
16,635,000		Kentucky Housing Corp., (2005 Series L) Weekly VRDNs (BNP Paribas SA LIQ), 0.140%, 7/6/2011	16,635,000
15,425,000		Kentucky Housing Corp., (2006 Series C) Weekly VRDNs (BNP Paribas SA LIQ), 0.140%, 7/6/2011	15,425,000
100,000		Muhlenberg County, KY, (Series 1997) Weekly VRDNs (Plastic Products Co.)/(Wells Fargo Bank, N.A. LOC), 0.280%, 7/7/2011	100,000
		TOTAL	69,030,000

Principal Amount			Value
		Louisiana – 1.7%
$10,000,000		Ascension Parish, LA IDB, (Series 2009) Weekly VRDNs (BASF Corp.)/(GTD by BASF SE), 0.220%, 7/6/2011	10,000,000
3,000,000		Lake Charles, LA Harbor & Terminal District, (Series 1995A) Weekly VRDNs (Polycom-Huntsman, Inc.)/(PNC Bank, N.A. LOC), 0.150%, 7/7/2011	3,000,000
12,000,000		Louisiana Local Government Environmental Facilities CDA, (Series 2002) Weekly VRDNs (Isidore Newman School)/(FHLB of Dallas LOC), 0.150%, 7/6/2011	12,000,000
11,520,000		Louisiana Local Government Environmental Facilities CDA, (Series 2007A) Weekly VRDNs (St. James Place of Baton Rouge)/(Bank of America N.A. LOC), 0.110%, 7/7/2011	11,520,000
30,575,000	2,3	Louisiana State Gas & Fuels, ROCs (Series 660) Weekly VRDNs (Citibank NA, New York LIQ), 0.090%, 7/7/2011	30,575,000
		TOTAL	67,095,000
		Maine – 0.2%
7,370,000		Maine Finance Authority, (Series 2002) Weekly VRDNs (The Jackson Laboratory)/(Bank of America N.A. LOC), 0.120%, 7/7/2011	7,370,000
		Maryland – 0.9%
20,000,000		Maryland Health and Higher Educational Facilities Authority, (Series 2007D), 0.35% CP (Johns Hopkins Hospital), Mandatory Tender 8/1/2011	20,000,000
3,374,000		Maryland State Health & Higher Educational Facilities Authority Weekly VRDNs (Capitol College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.160%, 7/5/2011	3,374,000
5,005,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2004: French International School) Weekly VRDNs (La Fondation Du Lycee Francais International De Washington)/(SunTrust Bank LOC), 0.550%, 7/6/2011	5,005,000
5,400,000		Westminster, MD EDRB, (Series 2004C) Daily VRDNs (Carroll Lutheran Village, Inc.)/(Citizens Bank of Pennsylvania LOC), 0.140%, 7/1/2011	5,400,000
		TOTAL	33,779,000
		Massachusetts – 3.7%
1,725,000		Boston, MA IDFA, (Series 2006A) Weekly VRDNs (Fenway Community Health Center)/(Banco Santander, S.A. LOC), 0.150%, 7/6/2011	1,725,000
7,525,000		Boston, MA IDFA, (Series 2006B) Weekly VRDNs (Fenway Community Health Center)/(Banco Santander, S.A. LOC), 0.150%, 7/6/2011	7,525,000
12,190,000	[2,3]	Commonwealth of Massachusetts, MERLOTS (Series 2006-B30), 0.38% TOBs (Wells Fargo Bank, N.A. LIQ), Optional Tender 8/24/2011	12,190,000
12,167,977		Framingham, MA, 3.00% BANs, 6/15/2012	12,484,598
2,770,000		Massachusetts Bay Transportation Authority General Transportation System, (Series 1999) Weekly VRDNs (GTD by Landesbank Baden-Wurttemberg LIQ), 0.070%, 7/6/2011	2,770,000
4,000,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, MVRENs, 7 Month Window (Series 2010A), 0.180%, 7/7/2011	4,000,000
20,579,000		Massachusetts Development Finance Agency, (Issue 4), 0.42% CP (FHLB of Boston LOC), Mandatory Tender 7/1/2011	20,579,000
1,525,000		Massachusetts Development Finance Agency, (Series 2004), 0.75% CP (Nantucket Electric Co.)/(GTD by Massachusetts Electric Co.), Mandatory Tender 8/11/2011	1,525,000
5,000,000		Massachusetts Development Finance Agency, (Series 2004), 0.75% CP (Nantucket Electric Co.)/(GTD by Massachusetts Electric Co.), Mandatory Tender 8/11/2011	5,000,000
850,000		Massachusetts HEFA, (Series 2004F) Weekly VRDNs (Winchester Hospital)/(Bank of America N.A. LOC), 0.090%, 7/6/2011	850,000
26,660,000		Massachusetts HEFA, (Series 2008G) Weekly VRDNs (South Shore Hospital)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.180%, 7/7/2011	26,660,000
6,105,000		Massachusetts HEFA, (Series A-1) Weekly VRDNs (Sherrill House)/(RBS Citizens Bank N.A. LOC), 0.160%, 7/7/2011	6,105,000
9,325,000	[2,3]	Massachusetts HEFA, P-FLOATs (Series PT-4663) Weekly VRDNs (Massachusetts Institute of Technology)/(Bank of America N.A. LIQ), 0.150%, 7/7/2011	9,325,000
100,000		Massachusetts IFA, (Series 1992B), 0.75% CP (New England Power Co.), Mandatory Tender 7/11/2011	100,000
100,000		Massachusetts IFA, (Series 1996) Weekly VRDNs (Governor Dummer Academy)/(TD Bank, N.A. LOC), 0.070%, 7/7/2011	100,000
2,670,000		Massachusetts IFA, (Series 1998) Weekly VRDNs (Barbour Corporation)/(RBS Citizens Bank N.A. LOC), 0.450%, 7/6/2011	2,670,000
3,000,000		Massachusetts IFA, (Series 1998B) Weekly VRDNs (Groton School)/(U.S. Bank, N.A. LIQ), 0.070%, 7/7/2011	3,000,000
5,405,000		Massachusetts State Development Finance Agency, (Series 2002A) Weekly VRDNs (Assumption College)/(Banco Santander, S.A. LOC), 0.190%, 7/6/2011	5,405,000
9,585,000		Massachusetts State Development Finance Agency, (Series 2007) Weekly VRDNs (Hillside School)/(Banco Santander, S.A. LOC), 0.150%, 7/7/2011	9,585,000
3,500,000		Methuen, MA, 1.50% BANs, 5/18/2012	3,525,977
6,000,000		University of Massachusetts Building Authority, MA, (Commonwealth of Massachusetts), (Series 2011-2), 0.180%, 7/7/2011	6,000,000
		TOTAL	141,124,575

Principal Amount			Value
		Michigan – 5.4%
$21,900,000	[2,3]	BlackRock MuniYield Michigan Quality Fund, Inc., (1,446 Series W-7), 0.290%, 7/7/2011	21,900,000
9,840,000	[2,3]	Detroit, MI City School District, P-FLOATs (Series PA-997R) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 0.230%, 7/7/2011	9,840,000
20,000,000		Kent Hospital Finance Authority, MI, (Series 2008B-2) Weekly VRDNs (Spectrum Health)/(Landesbank Baden-Wurttemberg LIQ), 0.220%, 7/6/2011	20,000,000
5,550,000		Michigan Finance Authority, (Series D-1), 2.00% RANs, 8/19/2011	5,559,497
28,000,000		Michigan Finance Authority, (Series D-2), 2.00% RANs (JPMorgan Chase Bank, N.A. LOC), 8/22/2011	28,063,636
8,600,000		Michigan State Hospital Finance Authority, Healthcare Equipment Loan Program Bonds (Series C) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 0.240%, 7/6/2011	8,600,000
56,400,000		Michigan State, Fiscal Year 2011 (Series A), 2.00% TANs, 9/30/2011	56,620,668
13,150,000		Michigan Strategic Fund, (Series 2007) Weekly VRDNs (Diocese of Grand Rapids)/(Fifth Third Bank, Cincinnati LOC), 0.250%, 7/1/2011	13,150,000
14,500,000		Michigan Strategic Fund, (Series 2010) Weekly VRDNs (CS Facilities LLC)/(Fifth Third Bank, Cincinnati LOC), 0.240%, 7/7/2011	14,500,000
27,690,000		St. Joseph, MI Hospital Finance Authority, (Series 2003) Weekly VRDNs (Lakeland Hospitals at Niles & St. Joseph Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.080%, 7/7/2011	27,690,000
		TOTAL	205,923,801
		Minnesota – 1.6%
49,000,000		Rochester, MN Health Care Facility Authority, (Series 2002-C Remarketed 4/18/08) Weekly VRDNs (Mayo Clinic)/(Bank of America N.A. LIQ), 0.060%, 7/6/2011	49,000,000
12,250,000		Rochester, MN Health Care Facility Authority, (Series B) Weekly VRDNs (Mayo Clinic)/(Northern Trust Co., Chicago, IL LIQ), 0.060%, 7/6/2011	12,250,000
		TOTAL	61,250,000
		Mississippi – 1.2%
10,000,000		Mississippi Business Finance Corp., (Series 2007A) Weekly VRDNs (PSL-North America LLC)/(Wells Fargo Bank, N.A. LOC), 0.100%, 7/7/2011	10,000,000
22,050,000		Mississippi Business Finance Corp., (Series 2008) Weekly VRDNs (200 Renaissance, LLC)/(FHLB of Atlanta LOC), 0.100%, 7/7/2011	22,050,000
5,060,000		Mississippi Home Corp., (Series 2004-5: Arbor Park Apartments) Weekly VRDNs (Jackson Partners LP)/(FNMA LOC), 0.160%, 7/7/2011	5,060,000
7,240,000		Mississippi Home Corp., MFH Revenue Bonds (Series 2001-4) Weekly VRDNs (Highland Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.200%, 7/7/2011	7,240,000
		TOTAL	44,350,000
		Missouri – 0.9%
10,000,000		Buchanan County, MO Solid Waste Disposal, (Series 2009B) Weekly VRDNs (Lifeline Foods LLC)/(Wells Fargo Bank, N.A. LOC), 0.120%, 7/7/2011	10,000,000
26,000,000		Southwest City, MO IDA, (Series 2009) Weekly VRDNs (Simmons Foods, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.100%, 7/7/2011	26,000,000
45,000	2,3	St. Louis, MO, SPEARs (Series DBE-161) Weekly VRDNs (Lambert-St. Louis International Airport)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.080%, 7/7/2011	45,000
		TOTAL	36,045,000
		Multi-State – 6.0%
3,535,000	[2,3]	Banc One Capital Higher Education Tax-Exempt Income Trust, (Series 1) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.170%, 7/7/2011	3,535,000
65,600,000	[2,3]	BlackRock Muni Intermediate Duration Fund, Inc., (2871 Series W-7), 0.240%, 7/7/2011	65,600,000
6,000,000	[2,3]	Blackrock MuniYield Investment Fund, (594 Series W-7 VRDP Shares), 0.290%, 7/7/2011	6,000,000
3,500,000	[2,3]	Blackrock MuniYield Quality Fund III, Inc., (3,564 Series W-7 VRDP Shares), 0.290%, 7/7/2011	3,500,000
4,860,000	[2,3]	Clipper Tax-Exempt Certificates Trust (Multi-State Non-AMT) Series 2009-76 Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ)/(United States Treasury PRF), 0.140%, 7/7/2011	4,860,000
24,060,000		FHLMC, (Series M015-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.140%, 7/7/2011	24,060,000
6,600,000	[2,3]	Nuveen Insured Premium Income Municipal Fund 2, (Series 2), Weekly VRDPs (GTD by Deutsche Bank AG), 0.260%, 7/7/2011	6,600,000
50,000,000	[2,3]	Nuveen Municipal Advantage Fund, Inc., (Series 1), Weekly VRDPs (GTD by JPMorgan Chase Bank, N.A.), 0.240% 7/7/2011	50,000,000
25,000,000	[2,3]	Nuveen Municipal Market Opportunity Fund, Inc., (Series 1), Weekly VRDPs (GTD by Deutsche Bank AG), 0.290%, 7/7/2011	25,000,000
25,000,000	[2,3]	Nuveen Quality Income Municipal Fund, Inc., (3884 Series 1), 0.240%, 7/7/2011	25,000,000
15,000,000	2,3	Nuveen Select Quality Municipal Fund, Inc., (2,525 Series 1), 0.290%, 7/7/2011	15,000,000
		TOTAL	229,155,000

Principal Amount			Value
		Nebraska – 0.2%
$1,450,000		Douglas County, NE Hospital Authority No. 001, (Series 2002) Weekly VRDNs (Florence Home)/(U.S. Bank, N.A. LOC), 0.390%, 7/7/2011	1,450,000
4,880,000		Washington County, NE, (Series 2010) Weekly VRDNs (Cargill, Inc.), 0.160%, 7/7/2011	4,880,000
		TOTAL	6,330,000
		Nevada – 0.3%
13,110,000		Reno, NV Hospital Revenue Bonds, (Series 2008A) Weekly VRDNs (Renown Regional Medical Center)/(Union Bank, N.A. LOC), 0.090%, 7/6/2011	13,110,000
		New Hampshire – 0.1%
4,000,000		New Hampshire Business Finance Authority, PCRBs (1990 Series A), 0.65% CP (New England Power Co.), Mandatory Tender 7/21/2011	4,000,000
		New Jersey – 4.7%
4,885,000		Cedar Grove Township, NJ, 2.00% BANs, 2/22/2012	4,908,374
19,720,000	[2,3]	Clipper Tax-Exempt Certificates Trust (New Jersey Non-AMT) (Series 2009-49) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.090%, 7/7/2011	19,720,000
4,000,000		Edgewater, NJ, 1.50% BANs, 8/12/2011	4,003,194
2,925,000		Fanwood, NJ, 1.75% BANs, 2/21/2012	2,936,160
4,400,000		Freehold Township, NJ, 1.50% BANs, 12/21/2011	4,414,473
5,300,000	[2,3]	Garden State Preservation Trust, NJ, SPEARs (Series DBE-328) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.090%, 7/7/2011	5,300,000
4,161,977		Haddonfield, NJ, 1.50% BANs, 3/30/2012	4,182,590
9,100,000		Montclair Township, NJ, 1.50% BANs, 3/9/2012	9,130,974
10,000,000		New Jersey Health Care Facilities Financing Authority, (Series 2008C) Weekly VRDNs (AHS Hospital Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.070%, 7/7/2011	10,000,000
8,895,000	[2,3]	New Jersey Housing & Mortgage Finance Agency, P-FLOATs (Series PT-4661) Weekly VRDNs (Bank of America N.A. LIQ), 0.150%, 7/7/2011	8,895,000
15,000,000	[2,3]	Nuveen New Jersey Investment Quality Municipal Fund, Inc., (Series 1), Weekly VRDPs (GTD by Citibank NA, New York), 0.290%, 7/7/2011	15,000,000
20,000,000	[2,3]	Nuveen New Jersey Premium Income Municipal Fund, Inc., (Series 1), Weekly VRDPs (GTD by Citibank NA, New York), 0.290%, 7/7/2011	20,000,000
14,121,352		Paramus, NJ, 1.25% BANs, 2/24/2012	14,166,964
7,100,000		Readington Township, NJ, 1.50% BANs, 2/2/2012	7,140,084
11,505,000	[2,3]	Tobacco Settlement Financing Corp., NJ, PUTTERs (Series 1734B) Daily VRDNs (J.P. Morgan Chase & Co. LIQ)/(United States Treasury PRF), 0.060%, 7/7/2011	11,505,000
21,746,250		Union County, NJ, 2.00% BANs, 7/1/2011	21,746,250
14,000,000		Woodbridge Township, NJ, 1.50% BANs, 7/1/2011	14,000,000
4,000,000		Woodbridge Township, NJ, 2.00% BANs, 7/1/2011	4,000,000
		TOTAL	181,049,063
		New Mexico – 0.1%
2,000,000		Albuquerque, NM IDRB, (Series 1996A) Weekly VRDNs (El Encanto, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.280%, 7/7/2011	2,000,000
		New York – 8.6%
20,000,000		Amsterdam, NY Enlarged City School District, 1.50% BANs, 6/29/2012	20,147,987
40,200,000	[2,3]	BlackRock MuniYield New York Quality Fund, Inc., (2,477 Series W-7), 0.290%, 7/7/2011	40,200,000
5,000,000		Brewster, NY CSD, 0.75% BANs, 10/27/2011	5,003,712
9,530,997		Forestville, NY CSD, 1.50% BANs, 7/12/2012	9,589,231
16,950,000		Franklinville, NY CSD, 2.125% BANs, 7/28/2011	16,962,075
5,000,000		Haverstraw, NY, (Series 2011A), 1.50% BANs, 3/9/2012	5,027,340
8,089,011		Liverpool, NY CSD, (Series 2011A), 1.25% BANs, 6/15/2012	8,150,612
3,295,000		McGraw, NY CSD, 1.50% BANs, 7/6/2012	3,311,244
15,000,000		Nassau County, NY, 2.00% TANs, 10/15/2011	15,033,205
12,050,000		New York City, NY, (Fiscal 2008 Subseries L-5) Daily VRDNs (Dexia Credit Local LIQ), 2.000%, 7/1/2011	12,050,000
35,000,000		New York Liberty Development Corporation, (Series A-1), 0.35% TOBs (World Trade Center)/(GTD by United States Treasury), Mandatory Tender 2/1/2012	35,000,000

Principal Amount			Value
$38,750,000		New York State Local Government Assistance Corp., (Series 2003A-4V) Subordinate Lien Refunding Bonds Weekly VRDNs (Bank of America N.A. LIQ), 0.060%, 7/6/2011	38,750,000
20,000,000		New York State Thruway Authority, (Series 2011A), 2.00% BANs, 7/12/2012	20,327,800
31,000,000	[2,3]	Nuveen New York Quality Income Municipal Fund, Inc., (1617 Series 1), Weekly VRDPs 0.290%, 7/7/2011	31,000,000
12,000,000		Rochester, NY, (Series 2011-I), 1.25% BANs, 2/21/2012	12,054,541
45,735,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2005B-2) Weekly VRDNs (Dexia Credit Local LIQ), 2.000%, 7/7/2011	45,735,000
5,620,000		Westbury, NY Union Free School District, 1.25% BANs, 8/19/2011	5,625,251
8,000,000		Whitesboro, NY CSD, 1.00% BANs, 6/15/2012	8,021,848
		TOTAL	331,989,846
		North Carolina – 3.7%
5,463,000		Charlotte, NC, 0.25% CP (Bank of America N.A. LIQ), Mandatory Tender 1/17/2012	5,463,000
4,000,000		Charlotte, NC, 0.38% CP (Bank of America N.A. LIQ), Mandatory Tender 11/14/2011	4,000,000
4,000,000		Charlotte, NC, 0.40% CP (Bank of America N.A. LIQ), Mandatory Tender 9/8/2011	4,000,000
1,100,000		Durham County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Research Triangle Institute)/(SunTrust Bank LOC), 0.360%, 7/7/2011	1,100,000
1,385,000		McDowell County, NC Industrial Facilities & PCFA, (Series 2002) Weekly VRDNs (Corpening YMCA)/(Branch Banking & Trust Co. LOC), 0.100%, 7/7/2011	1,385,000
1,600,000		New Hanover County, NC, (Series 2008A) Weekly VRDNs (New Hanover Regional Medical Center)/(RBC Bank (USA) LOC), 0.200%, 7/6/2011	1,600,000
670,000		New Hanover County, NC, (Series 2008B) Weekly VRDNs (New Hanover Regional Medical Center)/(RBC Bank (USA) LOC), 0.190%, 7/6/2011	670,000
3,935,000		North Carolina Capital Facilities Finance Agency, (Series 2001) Weekly VRDNs (Queens College)/(Bank of America N.A. LOC), 0.100%, 7/7/2011	3,935,000
1,400,000		North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (Goodwill Community Foundation)/(Bank of America N.A. LOC), 0.100%, 7/7/2011	1,400,000
1,735,000		North Carolina Capital Facilities Finance Agency, (Series 2004B) Weekly VRDNs (NCA&T University Foundation LLC)/(Wells Fargo Bank, N.A. LOC), 0.080%, 7/7/2011	1,735,000
2,045,000		North Carolina Capital Facilities Finance Agency, (Series 2005) Weekly VRDNs (Forsyth Country Day School, Inc.)/(Branch Banking & Trust Co. LOC), 0.100%, 7/7/2011	2,045,000
5,160,000		North Carolina Capital Facilities Finance Agency, (Series 2005) Weekly VRDNs (Salem Academy and College)/(Branch Banking & Trust Co. LOC), 0.100%, 7/7/2011	5,160,000
6,920,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (Guilford College)/(Branch Banking & Trust Co. LOC), 0.100%, 7/7/2011	6,920,000
2,800,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (St. David's School)/(Branch Banking & Trust Co. LOC), 0.100%, 7/7/2011	2,800,000
2,605,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (Summit School, Inc.)/(Branch Banking & Trust Co. LOC), 0.100%, 7/7/2011	2,605,000
6,825,000		North Carolina Capital Facilities Finance Agency, (Series 2009) Weekly VRDNs (Campbell University)/(Branch Banking & Trust Co. LOC), 0.100%, 7/7/2011	6,825,000
12,520,000	[2,3]	North Carolina Capital Facilities Finance Agency, Stage Trust (Series 2010-14C), 0.38% TOBs (Duke Energy Corp.)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 9/1/2011	12,520,000
2,415,000		North Carolina Educational Facilities Finance Agency, (Series 1999A) Weekly VRDNs (Queens College)/(Bank of America N.A. LOC), 0.100%, 7/7/2011	2,415,000
9,910,000		North Carolina Educational Facilities Finance Agency, (Series 2000) Weekly VRDNs (Charlotte Country Day School)/(Bank of America N.A. LOC), 0.100%, 7/7/2011	9,910,000
2,800,000		North Carolina Medical Care Commission, (Series 2005) Weekly VRDNs (Southeastern Regional Medical Center)/(Branch Banking & Trust Co. LOC), 0.100%, 7/7/2011	2,800,000
8,785,000		North Carolina Medical Care Commission, (Series 2007) Daily VRDNs (Randolph Hospital)/(Bank of America N.A. LOC), 0.060%, 7/1/2011	8,785,000
2,000,000		North Carolina Medical Care Commission, (Series 2008B-2) Weekly VRDNs (University Health Systems of Eastern Carolina)/(Branch Banking & Trust Co. LOC), 0.100%, 7/6/2011	2,000,000
6,000,000		North Carolina State, Public Improvement Bonds (Series 2002E) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.080%, 7/6/2011	6,000,000
34,025,000		Raleigh, NC, (Series 2005B-2) Weekly VRDNs (RBC Bank (USA) LIQ), 0.210%, 7/6/2011	34,025,000
6,370,000		Raleigh, NC, (Series 2009), 0.190%, 7/7/2011	6,370,000

Principal Amount			Value
$4,250,000	2,3	University of North Carolina at Chapel Hill, ROCs (Series 12234) Weekly VRDNs (Citibank NA, New York LIQ), 0.090%, 7/7/2011	4,250,000
		TOTAL	140,718,000
		Ohio – 3.6%
7,000,000		Cleveland, OH, Subordinated Water Revenue Notes (Series 2010), 2.00% BANs, 7/28/2011	7,006,436
5,900,000		Cuyahoga County, OH, (Series 2008A) Weekly VRDNs (Berea Children's Home)/(Key Bank, N.A. LOC), 0.320%, 7/7/2011	5,900,000
7,250,000		Delaware County, OH Healthcare Facilities, (Series 2007B) Weekly VRDNs (Willow Brook Christian Communities)/(Fifth Third Bank, Cincinnati LOC), 0.250%, 7/1/2011	7,250,000
42,300,000		Geauga County, OH, Revenue Bonds (Series 2007B) Daily VRDNs (South Franklin Circle)/(Key Bank, N.A. LOC), 0.210%, 7/1/2011	42,300,000
31,235,000		Montgomery County, OH Hospital Authority, (Series 2008A) Weekly VRDNs (Kettering Health Network Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 2.500%, 7/6/2011	31,235,000
8,800,000		New Albany, OH Community Authority, (Series C) Weekly VRDNs (Key Bank, N.A. LOC), 0.310%, 7/7/2011	8,800,000
14,380,000	[2,3]	Ohio State Higher Educational Facility Commission, Clipper Floater Certificates (Series 2009-50) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.090%, 7/7/2011	14,380,000
9,300,000		Portage County, OH Board of County Hospital Trustees, (Series 2005) Weekly VRDNs (Robinson Memorial Hospital)/(Key Bank, N.A. LOC), 0.320%, 7/7/2011	9,300,000
4,725,000		Seneca County, OH Health Care Facilities, Revenue Refunding and Improvement Bonds (Series 2003) Weekly VRDNs (Good Shepherd Home)/(Fifth Third Bank, Cincinnati LOC), 0.400%, 7/7/2011	4,725,000
5,725,000		Wooster, OH, Health Care Facilities Revenue Bonds (Series 2003) Weekly VRDNs (West View Manor)/(Fifth Third Bank, Cincinnati LOC), 0.400%, 7/7/2011	5,725,000
		TOTAL	136,621,436
		Oklahoma – 0.5%
19,200,000		Oklahoma Development Finance Authority, (Series 2003) Weekly VRDNs (ConocoPhillips Co.)/(GTD by ConocoPhillips), 0.120%, 7/6/2011	19,200,000
		Pennsylvania – 3.8%
5,000,000		Bethlehem, PA Area School District, (Series 2007) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 3.000%, 7/7/2011	5,000,000
29,900,000		Delaware Valley, PA Regional Finance Authority, (Series 1985B) Weekly VRDNs (Bayerische Landesbank LOC), 0.130%, 7/6/2011	29,900,000
13,400,000		Delaware Valley, PA Regional Finance Authority, (Series 1985C) Weekly VRDNs (Bayerische Landesbank LOC), 0.130%, 7/6/2011	13,400,000
23,100,000		Delaware Valley, PA Regional Finance Authority, (Series 1985D) Weekly VRDNs (Bayerische Landesbank LOC), 0.130%, 7/6/2011	23,100,000
16,500,000		Delaware Valley, PA Regional Finance Authority, Mode 1 (Series 1986) Weekly VRDNs (Bayerische Landesbank LOC), 0.130%, 7/6/2011	16,500,000
1,600,000		New Castle, PA Area Hospital Authority, (Series 1996) Weekly VRDNs (Jameson Memorial Hospital)/(Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.150%, 7/6/2011	1,600,000
7,000,000	[2,3]	Nuveen Pennsylvania Investment Quality Municipal Fund, (Series 1) Weekly VRDPs (GTD by Citibank NA, New York), 0.290%, 7/7/2011	7,000,000
22,000,000	[2,3]	Nuveen Pennsylvania Premium Income Municipal Fund 2, (Series 1) Weekly VRDPs (GTD by Citibank NA, New York), 0.290%, 7/7/2011	22,000,000
400,000		Pennsylvania EDFA, (1995 Series E) Weekly VRDNs (Home Nursing Agency Affiliates Project)/(PNC Bank, N.A. LOC), 0.160%, 7/7/2011	400,000
3,000,000		Pennsylvania State Higher Education Facilities Authority, (Series 2007B) Weekly VRDNs (La Salle University)/(Citizens Bank of Pennsylvania LOC), 0.120%, 7/6/2011	3,000,000
23,865,000		Philadelphia, PA Authority for Industrial Development, (Series 2007A) Daily VRDNs (Fox Chase Cancer Center)/(Citizens Bank of Pennsylvania LOC), 0.200%, 7/1/2011	23,865,000
		TOTAL	145,765,000
		Puerto Rico – 0.2%
6,000,000	[2,3]	Puerto Rico Highway and Transportation Authority, DCL Floater Certificates (Series 2008-008) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 2.600%, 7/7/2011	6,000,000
3,325,000	2,3	Puerto Rico Sales Tax Financing Corp., SPEARs (Series DB-344) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.090%, 7/7/2011	3,325,000
		TOTAL	9,325,000
		Rhode Island – 0.1%
3,365,000		Rhode Island State Health and Educational Building Corp., (Series 2008B) Weekly VRDNs (Care New England)/(JPMorgan Chase Bank, N.A. LOC), 0.110%, 7/7/2011	3,365,000

Principal Amount			Value
		South Carolina – 0.9%
$7,700,000		Rock Hill, SC Utility System, Combined Utility System Revenue Bonds (Series 2003-B) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Bank of America N.A. LIQ), 0.140%, 7/6/2011	7,700,000
2,350,000		South Carolina Education Facilities Authority Weekly VRDNs (Newberry College)/(Branch Banking & Trust Co. LOC), 0.100%, 7/7/2011	2,350,000
25,000,000		South Carolina Jobs-EDA, (Series 2008A) Weekly VRDNs (Bon Secours Health System)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 3.000%, 7/6/2011	25,000,000
		TOTAL	35,050,000
		South Dakota – 0.0%
1,000,000		South Dakota Housing Development Authority, (2003 Series F) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.130%, 7/7/2011	1,000,000
		Tennessee – 1.3%
2,600,000		Chattanooga, TN IDB, (Series 1997) Weekly VRDNs (YMCA)/(SunTrust Bank LOC), 0.550%, 7/6/2011	2,600,000
13,370,000		Memphis-Shelby County, TN Industrial Development Board, (Series 1999) Weekly VRDNs (UT Medical Group, Inc.)/(SunTrust Bank LOC), 0.350%, 7/7/2011	13,370,000
15,000,000		Metropolitan Government Nashville & Davidson County, TN HEFA, (Ascension Health Credit Group), (Series 2001B-1), 0.180%, 7/7/2011	15,000,000
12,700,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series V-A-1) Weekly VRDNs (Metropolitan Knoxville, TN Airport Authority)/(Branch Banking & Trust Co. LOC), 0.190%, 7/6/2011	12,700,000
7,000,000		Signal Mountain, TN Health, Educational and Housing Facility Board Weekly VRDNs (Alexian Village of Tennessee)/(Bank of America N.A. LOC), 0.080%, 7/6/2011	7,000,000
		TOTAL	50,670,000
		Texas – 12.5%
19,550,000		Austin, TX Airport System, (Series 2005-2) Weekly VRDNs (Austin, TX)/(JPMorgan Chase Bank, N.A. LOC), 0.100%, 7/7/2011	19,550,000
20,500,000		Austin, TX Airport System, (Series 2005-3) Weekly VRDNs (Austin, TX)/(KBC Bank N.V. LOC), 0.100%, 7/7/2011	20,500,000
69,305,000		Austin, TX Water and Wastewater System, (Series 2004) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(GTD by Landesbank Baden-Wurttemberg LIQ), 0.130%, 7/7/2011	69,305,000
14,500,000		Brazos Harbor, TX Industrial Development Corp., (Series 2003) Weekly VRDNs (ConocoPhillips), 0.120%, 7/6/2011	14,500,000
10,600,000		Brazos Harbor, TX Industrial Development Corp., (Series 2007A) Weekly VRDNs (American Rice, Inc.)/(HSBC Bank USA LOC), 0.100%, 7/6/2011	10,600,000
20,300,000		Calhoun County, TX Navigation District Environmental Facilities, (Series 2006) Weekly VRDNs (Formosa Plastic Corp.)/(Bank of America N.A. LOC), 0.180%, 7/7/2011	20,300,000
5,390,000		Denver City, TX ISD, (Series 2011) Bonds (GTD by Texas PSFG Program), 0.000%, 2/15/2012	5,367,244
4,705,000	[2,3]	El Paso County, TX Hospital District, PUTTERs (Series 2998) Weekly VRDNs (Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.120%, 7/7/2011	4,705,000
25,000,000		Gulf Coast, TX Waste Disposal Authority, (Series 2001) Weekly VRDNs (American Acryl LP)/(Credit Agricole Corporate and Investment Bank LOC), 0.200%, 7/7/2011	25,000,000
13,800,000		Harris County, TX HFDC, (Series 2008A) Weekly VRDNs (Memorial Hermann Healthcare System)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 2.250%, 7/6/2011	13,800,000
12,000,000		Harris County, TX HFDC, (Series 2008A) Weekly VRDNs (St. Luke's Episcopal Hospital)/(Bank of America N.A. and Wells Fargo Bank, N.A. LIQs), 0.120%, 7/7/2011	12,000,000
13,665,000	[2,3]	Harris County, TX, Stage Trust (Series 2009-71C), 0.38% TOBs (Wells Fargo & Co. LIQ), Optional Tender 10/20/2011	13,665,000
34,200,000		Houston, TX Combined Utility System, (Series 2004B-3) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LOC), 0.100%, 7/7/2011	34,200,000
10,000,000		Houston, TX, (Series H-2), 0.31% CP, Mandatory Tender 9/20/2011	10,000,000
4,620,000		Hurst-Euless-Bedford, TX ISD Bonds (GTD by Texas PSFG Program), 0.000%, 8/15/2011	4,617,425
19,000,000		Port Arthur Navigation District, TX IDC, (Series 2000) Weekly VRDNs (Air Products & Chemicals, Inc.), 0.120%, 7/6/2011	19,000,000
10,000,000		Port Arthur Navigation District, TX IDC, (Series 2011) Weekly VRDNs (TOTAL Petrochemicals USA, Inc.)/(GTD by Total S.A.), 0.090%, 7/6/2011	10,000,000
21,000,000		Port of Port Arthur Navigation District of Jefferson County, TX, Exempt Facilities Revenue Bonds (Series 2009) Weekly VRDNs (TOTAL Petrochemicals USA, Inc.)/(GTD by Total S.A.), 0.090%, 7/6/2011	21,000,000
15,000,000		Texas State Department of Housing & Community Affairs, (Series 2007) Weekly VRDNs (Onion Creek Housing Partners Ltd.)/(FNMA LOC), 0.160%, 7/7/2011	15,000,000
135,000,000		Texas State, 2.00% TRANs, 8/31/2011	135,370,398
		TOTAL	478,480,067

Principal Amount			Value
		Utah – 0.6%
$12,500,000	[2,3]	Riverton, UT Hospital Revenue Authority, PUTTERs (Series 1762) Daily VRDNs (IHC Health Services, Inc.)/(J.P. Morgan Chase & Co. LIQ), 0.060%, 7/1/2011	12,500,000
12,000,000		St. George, UT IDRB, (Series 2010) Weekly VRDNs (Apogee Enterprises, Inc.)/(Comerica Bank LOC), 0.180%, 7/7/2011	12,000,000
		TOTAL	24,500,000
		Vermont – 0.2%
9,555,000		Vermont EDA, (Series 2008A) Weekly VRDNs (Green Mountain College)/(Key Bank, N.A. LOC), 0.240%, 7/7/2011	9,555,000
		Virginia – 0.4%
11,705,000		Albemarle County, VA IDA, (Series 2007) Weekly VRDNs (Thomas Jefferson Foundation, Inc.)/(SunTrust Bank LOC), 0.550%, 7/6/2011	11,705,000
3,300,000		Hampton, VA IDA, (Series 1998) Weekly VRDNs (Waste Management, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.130%, 7/7/2011	3,300,000
965,000		Lynchburg, VA IDA, (Series 2004 B) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.100%, 7/7/2011	965,000
645,000		Virginia Biotechnology Research Partnership Authority, (Series 2006) Weekly VRDNs (Virginia Blood Services)/(SunTrust Bank LOC), 0.550%, 7/6/2011	645,000
		TOTAL	16,615,000
		Washington – 0.4%
2,285,000		Everett, WA Weekly VRDNs (Bank of America N.A. LOC), 0.090%, 7/7/2011	2,285,000
7,280,000		Washington State EDFA, (Series 2009) Weekly VRDNs (CleanScapes, Inc.)/(Bank of the West, San Francisco, CA LOC), 0.150%, 7/6/2011	7,280,000
5,895,000		Washington State Housing Finance Commission, (Series 2005 B) Weekly VRDNs (Forest Ridge School of the Sacred Heart)/(Key Bank, N.A. LOC), 0.240%, 7/7/2011	5,895,000
		TOTAL	15,460,000
		West Virginia – 1.2%
14,500,000		Grant County, WV County Commission, PCRB (Series 1994), 0.65% CP (Virginia Electric & Power Co.), Mandatory Tender 7/21/2011	14,500,000
30,505,000		West Virginia State Hospital Finance Authority, (Series 2006) Weekly VRDNs (Pallottine Health Services, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.750%, 7/7/2011	30,505,000
		TOTAL	45,005,000
		Wisconsin – 0.4%
2,650,000		Combined Locks, WI PCRB, (Series 1997) Weekly VRDNs (Appleton Papers)/(Fifth Third Bank, Cincinnati LOC), 0.310%, 7/7/2011	2,650,000
11,775,000	2,3	Wisconsin State HEFA, Stage Trust (Series 2008-43C), 0.38% TOBs (Medical College of Wisconsin, Inc.)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 7/28/2011	11,775,000
		TOTAL	14,425,000
		Wyoming – 0.8%
8,840,000		Cheyenne, WY Revenue Bonds, (Series 2007) Weekly VRDNs (St. Mary's School)/(Key Bank, N.A. LOC), 0.300%, 7/7/2011	8,840,000
1,000,000		Lincoln County, WY, PCRB (Series 1994) Weekly VRDNs (Pacificorp)/(Wells Fargo Bank, N.A. LOC), 0.090%, 7/6/2011	1,000,000
20,000,000		Sweetwater County, WY Environmental Improvement, (Series 2007) Weekly VRDNs (Simplot Phosphates LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.110%, 7/6/2011	20,000,000
		TOTAL	29,840,000
		TOTAL SHORT-TERM MUNICIPALS — 100.4% (AT AMORTIZED COST)[4]	3,853,871,411
		OTHER ASSETS AND LIABILITIES - NET — (0.4)%[5]	(14,146,244)
		TOTAL NET ASSETS — 100%	$3,839,725,167

Securities that are subject to the federal alternative minimum tax (AMT) represent 19.8% of the portfolio as calculated based upon total market value.

1	Current rate and next reset date shown for Variable Rate Demand Notes.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2011, these restricted securities amounted to $901,545,000, which represented 23.5% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At June 30, 2011, these liquid restricted securities amounted to $901,545,000, which represented 23.5% of total net assets.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities.

The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+ or SP-1 by Standard & Poor's, MIG-1 or MIG-1 by Moody's Investors Service or F-1+ or F-1 by Fitch Ratings, are all considered rated in the highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At June 30, 2011, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
97.1%	2.9%

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2011.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles.. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of June 30, 2011, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

The following acronyms are used throughout this portfolio:

AMT	— Alternative Minimum Tax
BANs	— Bond Anticipation Notes
CCD	— Community College District
CDA	— Community Development Authority
COL	— Collateralized
CP	— Commercial Paper
CSD	— Central School District
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
EDRB	— Economic Development Revenue Bond
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health and Education Facilities Authority
HFA	— Housing Finance Authority
HFDC	— Health Facility Development Corporation
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
IDC	— Industrial Development Corporation
IDFA	— Industrial Development Finance Authority
IDRB	— Industrial Development Revenue Bond
IFA	— Industrial Finance Authority
INS	— Insured
ISD	— Independent School District
LIQ(s)	— Liquidity Agreement(s)
LOC(s)	— Letter(s) of Credit
MERLOTS	— Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	— Multi-Family Housing
MVRENs	— Municipal Variable Rate Exchangeable Notes
PCFA	— Pollution Control Finance Authority
PCRB(s)	— Pollution Control Revenue Bond(s)
P-FLOATs	— Puttable Floating Option Tax-Exempt Receipts
PRF	— Prerefunded
PSFG	— Permanent School Fund Guarantee
PUTTERs	— Puttable Tax-Exempt Receipts
RANs	— Revenue Anticipation Notes
ROCs	— Reset Option Certificates
SPEARs	— Short Puttable Exempt Adjustable Receipts
TANs	— Tax Anticipation Notes
TOBs	— Tender Option Bonds
TRANs	— Tax and Revenue Anticipation Notes
USD	— Unified School District
UT	— Unlimited Tax
VRDNs	— Variable Rate Demand Notes
VRDPs	— Variable Rate Demand Preferreds

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Money Market Obligations Trust

By	/S/ Richard A. Novak_
Richard A. Novak
Principal Financial Officer

Date	August 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer

Date	August 23, 2011

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date	August 23, 2011